Deferred Revenue - Changes in Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change in Contract with Customer, Liability [Roll Forward]
Balance, beginning of the year	$ 379,724	$ 128,815
Deferral of revenue	400,326	351,145
Recognition of deferred revenue	(216,649)	(100,236)
Balance, end of the year	$ 563,401	$ 379,724